Share capital - Additional Information (Details) $ / shares in Units, $ in Thousands								1 Months Ended	6 Months Ended
	Jun. 16, 2023 USD ($) $ / shares shares	Apr. 14, 2023 $ / shares	Mar. 20, 2023 USD ($) $ / shares shares	Mar. 10, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 03, 2021 shares	Mar. 20, 2020 USD ($) $ / shares shares	Mar. 31, 2021 shares	Jun. 30, 2023 USD ($) $ / shares shares	Oct. 13, 2023 shares	Jan. 01, 2022 shares
Share capital
Ordinary shares, Par value (in dollars per share) | $ / shares		$ 0.0001
Number of shares issued										1,827,096
Proceeds from issue of share capital | $									$ 313,186
Share issue price (in dollars per share) | $ / shares		$ 10.00
Number Of Shares Issued Upon Conversion Of Each Share Of Merged Entity	1
Payments to redeem shares | $									0
Percentage of issued share capital acquired	100.00%
Share issuance costs | $									5,763
CMPL
Share capital
Share issue price (in dollars per share) | $ / shares	$ 10
Percentage of issued share capital acquired	100.00%
Number of of shares issued for acquisition	10,000,000
Value of shares issued for acquisition | $	$ 100,000
Share issuance costs | $									5,763
Glencore
Share capital
Value of shares issued for acquisition | $									100,000
PIPE
Share capital
Share issuance costs | $									$ 3,989
PIPE | BlackRock
Share capital
Number of shares issued									4,500,000
Proceeds from issue of share capital | $									$ 45,000
Share issue price (in dollars per share) | $ / shares									$ 10.00
Number of Founder Shares Transferred									315,000
PIPE A and PIPE B
Share capital
Number of shares issued									18,451,747
Proceeds from issue of share capital | $									$ 184,517
Share issue price (in dollars per share) | $ / shares									$ 10.00
PIPE A
Share capital
Proceeds from issue of share capital | $									$ 53,328
PIPE B
Share capital
Proceeds from issue of share capital | $									$ 131,189
Class A ordinary shares
Share capital
Number of shares authorized									200,000,000
Ordinary shares, Par value (in dollars per share) | $ / shares									$ 0.001
Number of shares redeemed	23,185,774
Redemption price ( in dollars per share) | $ / shares	$ 10.34
Number of Shares Converted	3,329,006
Share conversion price (in dollars per share) | $ / shares	$ 10.00
Share conversion, value | $	$ 34,431
Number of shares outstanding					0						0
Number of Shares Subject to Possible Redemption					26,514,780						26,514,780
Class B Ordinary Shares
Share capital
Number of shares authorized									20,000,000
Ordinary shares, Par value (in dollars per share) | $ / shares									$ 0.0001
Number of shares issued during period								7,187,500
Number of Shares Subject to Forfeiture						558,805		0.0001
Number of Shares Forfeited								937,500
Number of shares issued					6,628,695
Proceeds from issue of share capital | $					$ 25
Share issue price (in dollars per share) | $ / shares					$ 0.004
Ordinary share conversion to another class of shares (as a percent)									20.00%
Number Of Shares Issued Upon Conversion Of Each Share Of Merged Entity									1
Class B Ordinary Shares | Minimum
Share capital
Conversion ratio									1
Anchor Investors
Share capital
Number of Sponsor Shares Sold									1,272,500
Share issue price (in dollars per share) | $ / shares									$ 0.003
Cornerstone Investors
Share capital
Number of Founder Shares Transferred									985,000
Ordinary share [member] | PIPE | Osisko
Share capital
Number of shares issued							1,500,000
Proceeds from issue of share capital | $							$ 15,000
Share issue price (in dollars per share) | $ / shares							$ 10.00
Ordinary share [member] | PIPE | Sprott
Share capital
Number of shares issued				1,500,000
Proceeds from issue of share capital | $				$ 15,000
Share issue price (in dollars per share) | $ / shares				$ 10.00
Ordinary share [member] | Backstop facility | Osisko
Share capital
Number of shares issued			2,500,000
Proceeds from issue of share capital | $			$ 25,000
Share issue price (in dollars per share) | $ / shares			$ 10.00
Ordinary share [member] | Class A ordinary shares
Share capital
Number of shares authorized									220,000,000
Preference shares
Share capital
Number of shares authorized									25,000,000
Ordinary shares, Par value (in dollars per share) | $ / shares									$ 0.0001
Number of shares issued					0				0		0
Number of shares outstanding					0				0		0